Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of Components of Lease Expense, Other Operating Lease Information, and Supplemental Cash Flow Information
The components of lease costs were as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Operating lease cost	$2,133	$2,932	$1,310	$1,802
Short-term lease cost	562	656	328	282
Variable lease cost	484	501	240	370
Total lease cost	$3,179	$4,089	$1,878	$2,454
Other information related to operating and finance leases is as follows:

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Weighted-average remaining lease term (in years)	3.5	5.2	4.25	4.79
Weighted-average discount rate	7.8%	5.6%	6.7%	4.5%
Supplemental cash flow information related to leases is as follows (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$2,152	$2,920	$1,305	$1,751

ROU assets obtained in exchange for lease obligations:
Operating leases	$2,287	$3,503	$513	$1,606

Schedule of Future Lease Payments Under Non-Cancellable Leases
Future lease payments under non-cancellable leases recorded as of June 30, 2021, were as follows (in thousands):

Operating Leases
(unaudited)
2021	$1,774
2022	3,011
2023	2,861
2024	2,124
2025	1,672
Thereafter	1,584
Total lease payments	13,026
Less: imputed interest	(1,158)
Total future lease payments under non-cancellable leases	$11,868